ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.8%
Biotechnology	3.7%
Corteva Inc.		1,480,846	$70,962,140
Commercial Services	9.8%
RB Global Inc.		1,813,333	121,293,845
TransUnion		936,316	64,334,272
			185,628,117
Cosmetics/Personal Care	2.3%
Estee Lauder Cos. Inc. - Class A		297,817	43,555,736
Diversified Financials	7.4%
Intercontinental Exchange Inc.		735,455	94,454,486
S&P Global Inc.		104,566	46,063,414
			140,517,900
Entertainment	3.8%
TKO Group Holdings Inc.		879,935	71,785,097
Healthcare Products	1.3%
Revvity Inc.		230,656	25,213,007
Insurance	3.6%
Aon PLC - Class A		233,917	68,074,525
Internet Software & Services	13.5%
Booking Holdings Inc.(a)		23,902	84,785,652
eBay Inc.		1,209,359	52,752,240
Zillow Group Inc. - Class A(a)		250,515	14,209,211
Zillow Group Inc. - Class C(a)		1,788,318	103,472,079
			255,219,182
Media	12.7%
Fox Corp. - Class A		2,116,237	62,788,752
Fox Corp. - Class B		391,598	10,827,685
New York Times Co. - Class A		890,645	43,632,698
News Corp. - Class A		3,491,792	85,723,494
News Corp. - Class B		1,429,697	36,771,807
			239,744,436
Pharmaceuticals	11.6%
Bristol-Myers Squibb Co.		1,736,448	89,097,147
Johnson & Johnson		270,055	42,328,421
Novartis AG - REG		872,692	88,062,981
			219,488,549
Software	13.7%
Aspen Technology Inc.(a)		204,151	44,943,843
Electronic Arts Inc.		554,198	75,819,828
Oracle Corp.		674,895	71,154,180
Salesforce Inc.(a)		253,675	66,752,040
			258,669,891
Textiles, Apparel & Luxury Goods	2.7%
Cie Financiere Richemont S.A. - Class A - REG		377,223	51,915,537

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	7.9%
British American Tobacco PLC		2,012,022	$58,870,947
Philip Morris International Inc.		963,776	90,672,046
			149,542,993
Toys/Games/Hobbies	3.8%
Nintendo Co. Ltd.		1,363,470	71,161,530
TOTAL COMMON STOCKS (Cost $1,434,999,087)			1,851,478,640
TOTAL INVESTMENTS (Cost $1,434,999,087)	97.8%		1,851,478,640
NET OTHER ASSETS (LIABILITIES)	2.2%		41,117,611
NET ASSETS	100.0%		$1,892,596,251

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2023, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	73.5%
Switzerland	7.4
Canada(b)	6.4
Japan	3.8
Ireland(b)	3.6
United Kingdom	3.1
Total	97.8%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listing is on the New York Stock Exchange (NYSE) in the United States. We therefore define both as a United States equities, consistent with the terms set out in the prospectus
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